SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2024 JPY (¥)
IfrsStatementLineItems [Line Items]
At cost		¥ 1,324,950		¥ 670,850	¥ 1,321,149
Accumulated depreciation		(335,542)		(343,862)	(274,115)
Balance		989,408	$ 2,011	326,988	1,047,034
Addition	¥ 49,095	46,077
Depreciation	(67,018)	(69,753)
Disposal/Written-off	(644,497)	(33,950)
Total change in carrying amounts	(662,420)	(57,626)
Land [member]
IfrsStatementLineItems [Line Items]
At cost		440,389			440,389
Accumulated depreciation
Balance		440,389			440,389
Addition
Depreciation
Disposal/Written-off	(440,389)
Total change in carrying amounts	(440,389)
Buildings [member]
IfrsStatementLineItems [Line Items]
At cost		191,076			191,076
Accumulated depreciation		(27,631)			(22,011)
Balance		163,445			169,065
Addition
Depreciation	(3,746)	(5,620)
Disposal/Written-off	(159,699)
Total change in carrying amounts	(163,445)	(5,620)
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
At cost		391,500		378,914	412,394
Accumulated depreciation		(142,603)		(151,017)	(120,797)
Balance		248,897	1,401	227,897	291,597
Addition	45,455	21,382
Depreciation	(27,835)	(30,132)
Disposal/Written-off	(38,620)	(33,950)
Total change in carrying amounts	(21,000)	(42,700)
Machinery [member]
IfrsStatementLineItems [Line Items]
At cost		266,640		258,736	265,690
Accumulated depreciation		(154,729)		(179,402)	(123,008)
Balance		111,911	488	79,334	142,682
Addition	3,640	950
Depreciation	(30,428)	(31,721)
Disposal/Written-off	(5,789)
Total change in carrying amounts	(32,577)	(30,771)
Vehicles [member]
IfrsStatementLineItems [Line Items]
At cost		35,345		33,200	11,600
Accumulated depreciation		(10,579)		(13,443)	(8,299)
Balance		24,766	$ 122	¥ 19,757	¥ 3,301
Addition		23,745
Depreciation	(5,009)	(2,280)
Disposal/Written-off
Total change in carrying amounts	¥ (5,009)	¥ 21,465